                         CENTENNIAL TAX EXEMPT TRUST
                  Supplement dated September 13, 2001 to the
                      Prospectus dated November 1, 2000

The Prospectus is changed as follows:

The  prospectus is hereby  revised to reflect that although The New York Stock
Exchange  is not  currently  open,  shares of the Fund will be  available  for purchase or  redemption on September 13, 2001 and September 14, 2001 through 4
p.m. New York time on each day.

September 13, 2001                                            PS0160.005